FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

21. FINANCIAL INSTRUMENTS

 The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, the 7% Notes, capital lease obligations, accounts payable and accrued liabilities.

Fair Values

Derivative financial instruments are stated at their fair values. The carrying amounts of the following financial instruments approximate their fair values: cash and cash equivalents and restricted cash accounts, trade and other receivables, due to / from managing agent, trade and other payables and derivative financial instruments. The fair values of long-term loans and capital lease obligations are estimated by taking into consideration the Company’s creditworthiness and the market value of the underlying mortgage assets. The 7% Notes had a fair value of $94,289 as of December 31, 2011 ($125,488 as of December 31, 2010) determined based on quoted market prices of debt with similar characteristics available for companies with comparable creditworthiness.

	Carrying amount	Fair Value	Carrying amount	Fair Value
	December 31, 2011		December 31, 2010
			(Restated)
Assets
Cash and cash equivalents	$5,119	$5,119	$67,531	$67,531
Restricted Cash	$281	$281	$43,306	$43,306
Trade receivables, net	$12,522	$12,522	$6,025	$6,025
Other receivables	$3,398	$3,398	$2,333	$2,333
Due from managing agents	$-	$-	$587	$587
Liabilities
Loans	$339,722	$207,281	$447,815	$447,815
Senior convertible 7% notes, net	$53,391	$94,289	$45,230	$125,488
Derivative financial instruments	$8,808	$8,808	$9,961	$9,961
Capital lease obligations	$107,527	$69,812	$84,967	$84,967
Due to managing agents	$184	$184	$282	$282

Warrant Derivative Liability

The Company recorded the warrant derivative liability at fair value in the consolidated balance sheet for the year ended December 31, 2009 under "Derivative financial instruments", with changes in fair value recorded in "Change in fair value of derivatives" in the consolidated statements of income.

During the fourth quarter of 2009, the Company authorized the issuance to a third party of a six-year warrant to purchase 416,667 common shares for advisory services provided in connection with the recapitalization.

In connection with the issuance of the 7% Notes, the Company issued to the Investment Bank of Greece warrants to purchase up to 416,667 common shares at an exercise price of $24.00 per share, with an expiration date of October 13, 2015, which resulted in $3,940 of debt issuance cost that was recorded as deferred issuance cost. These warrants were fair valued as of October 13, 2009 and are amortized over a period of six years. The warrants are marked to market at every reporting date.

For the period from October 14, 2009 to December 31, 2009, the total fair value change on warrants amounted to approximately $2,636 ($0 for the period ended January 1, 2009 to October 13, 2009). For the period from January 1, 2010 to September 29, 2010, the total fair value change on warrants was a gain of $1,855. On September 30, 2010, the Company and the warrant holders amended certain terms of the warrants and the amended warrants now qualify for equity classification. Upon the amendment, the amended warrants were remeasured at fair value, which included the cash paid to certain warrant holders. The amendment resulted in the warrant liability of $3,124 being reclassified to Additional Paid-in Capital in Shareholders Equity. An additional consulting expense of $600 was recognized in the statement of operations for the year ended December 31, 2010 to amend the warrants.

Interest Rate Risk

Interest rate risk arises on bank borrowings. The Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note15, "Long-term Debt".

Concentration of Credit Risk

The Company believes that no significant credit risk exists with respect to the Company's cash due to the spread of this risk among various different banks. The Company is also exposed to credit risk in the event of non-performance by counterparties to derivative instruments. As of December 31, 2011, those derivative instruments are in the counterparties’ favor. Credit risk with respect to trade accounts receivable is reduced by the Company by chartering its vessels to established international charterers.

One of the charterers that chartered three of vessels during 2011 was having difficulty performing its obligations and, since the end of March 2011, has been late on a number of payments causing the Company to arrest vessels owned by the particular charterer and/or by such charterer’s affiliated companies on two occasions in order to collect payment. In connection thereto and due to delayed payments by this charterer the Company withdrew two of the vessels from their employment during 2011 and the third vessel during 2012 and filed a claim for amounts already due as well as damages arising from cancelling those employment contracts. These vessels were chartered out at rates significantly above market, and since the Company was forced to reclaim and re-charter these vessels, the Company experienced a significant reduction in the cash flow from these vessels, which in turn further impaired the Company’s liquidity.

Cash deposits in excess of amounts covered by government – provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits in excess of government – provided insurance limits.

Interest Rate Swaps

Outstanding swap agreements involve both the risk of a counterparty not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with counterparties that meet stringent qualifications.

The Company has entered into various interest rate swap agreements in order to hedge the interest expense arising from the Company's long-term borrowings detailed in Note15. The interest rate swaps allow the Company to raise long-term borrowings at floating rates and swap them into effectively fixed rates. Under the interest rate swaps, the Company agrees with the counter-party to exchange, at specified intervals, the difference between a fixed rate and floating rate interest amount calculated by reference to the agreed notional amount.

The details of the Company's swap agreements are as follows:

Counterparty

						Fair Value
			Contract			As of	As of
	Value	Termination	Notional	Fixed	Floating	December 31,	December 31,
Interest rate swaps	Date	Date	Amount	Rate	Rate	2011	2010
SMBC Bank	7/3/2006	4/4/2011	$20,000	5.63%	3-month LIBOR	$-	$277
Bank of Ireland	7/3/2006	4/4/2011	$20,000	5.63%	3-month LIBOR	-	277
HSH Nordbank	7/3/2006	4/4/2011	$20,000	5.63%	3-month LIBOR	-	277
Nordea Bank	7/3/2006	4/4/2011	$20,000	5.63%	3-month LIBOR	-	277
Bank of Scotland	7/3/2006	4/4/2011	$20,000	5.63%	3-month LIBOR	-	277
Nordea Bank*	4/3/2008	4/4/2011	$23,333	4.14%	3-month LIBOR	-	233
Bank of Scotland**	4/3/2008	4/3/2011	$46,667	4.28%	3-month LIBOR	-	242
Marfin Egnatia Bank***	9/2/2009	9/2/2014	$37,400	4.08%	3-month LIBOR	1,373	1,931
Bank of Scotland	7/6/2010	10/15/2015	$63,636	4.01%	3-month LIBOR	6,042	5,027
Bank of Scotland	7/6/2010	10/15/2015	$13,333	4.01%	3-month LIBOR	1,393	1,143

						$8,808	$9,961

	Fair Value
	As of	As of
	December 31,	December 31,
	2011	2010
Short-term	$8,808	$5,319
Long-term		4,642

	$8,808	$9,961

As of December 31, 2011, the Company has defaulted on payments of interests on its swap agreements. As a result, the long term portion was reclassified as current in the consolidated balance sheet.

*	Synthetic swap including interest rate cap detailed as follows:

Counterparty	Value Date	Termination Date	Notional Amount	Cap

Nordea	4/3/08	4/4/11	$23,333	4.14%

**	Synthetic swap including interest rate floor detailed as follows:

Counterparty	Value Date	Termination Date	Notional Amount	Floor

Bank of Scotland	4/3/08	4/3/11	$23,333	4.285%

***	As part of the contribution from Grandunion on October 13, 2009, the Company assumed a $37,400 interest rate swap by Marfin Egnatia Bank.

The total fair value change of the interest rate swaps indicated above is reflected in interest expense within the consolidated statements of operations. These amounts were a gain of $1,153 and $367 for the years ended December 31, 2011 and 2010, respectively, and a gain of $3,012 and $2,554 for the periods from January 1, 2009 to October 13, 2009 and October 14, 2009 to December 31, 2009, respectively. The related asset or liability is shown under derivative financial instruments in the balance sheet.

Fair Value Hierarchy

The guidance on fair value prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.

The following tables present the Company's assets and liabilities that are measured at fair value on a recurring and a non recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2010
Liabilities
Interest rate swaps	$9,961	$-	$9,961	$-
Make Whole Fundamental Change	$0	$-	$0	$-
December 31, 2011
Assets
Vessels under construction	$7,055	$-	$7,055	$-
Assets held for sale	$21,370	$-	$21,370	$-
Vessels	$210,850	$-	$210,850	$-
Liabilities
Interest rate swaps	$8,808	$-	$8,808	$-

The Company's derivative instruments are valued using pricing models and the Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs. The Company's derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The Company's assessment included its evaluation of the estimated fair market values for each vessel based on market transactions for which management assumes responsibility for all assumptions and judgments used, compared to the carrying value. Where possible, the Company’s valuations consider a number of factors that include a combination of last completed sales, present market candidates, buyers’ and sellers’ ideas of similar vessels and other information they may possess. Based on this, the Company makes an assessment of what the vessel is worth at a given time, assuming that the vessels are in good working order and its hull and machinery are in a condition to be expected of vessels of their age, size and type, that the vessel's class is fully maintained and free from all conditions and the vessel is in sound seagoing condition, and that the vessel is undamaged, fully equipped, freely transferable and charter free. Such instruments are typically classified within Level 2 of the fair value hierarchy.